Stock-Based Compensation Plans - Summary of Information Related to Cenovus's Stock-Based Compensation Plans (Detail) shares in Thousands	9 Months Ended
Sep. 30, 2023 shares $ / shares
Stock Options With Associated Net Settlement Rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options, outstanding (in shares)	12,158
Number of share options, exercisable (in shares)	6,905
Number of share options, granted (in shares)	1,571
Number of shares issued for stock options exercised (in shares)	3,591
Number of share units, vested and exercised/paid out (in shares)	3,392
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in CAD per share) | $ / shares	$ 12.94
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in CAD per share) | $ / shares	$ 17.22
Number of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in shares)	199
Cenovus Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options, outstanding (in shares)	1,095
Number of share options, exercisable (in shares)	1,072
Number of share options, granted (in shares)	0
Number of shares issued for stock options exercised (in shares)	2,031
Number of share units, vested and exercised/paid out (in shares)	2,028
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in CAD per share) | $ / shares	$ 10.11
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in CAD per share) | $ / shares	$ 3.54
Number of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in shares)	3
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding (in shares)	10,193
Number of share units, exercisable (in shares)	0
Number of share units, granted (in shares)	2,533
Number of share units, vested and exercised/paid out (in shares)	972
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding (in shares)	7,217
Number of share units, exercisable (in shares)	0
Number of share units, granted (in shares)	2,955
Number of share units, vested and exercised/paid out (in shares)	2,299
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding (in shares)	1,662
Number of share units, exercisable (in shares)	1,662
Number of share units, granted (in shares)	162
Number of share units, vested and exercised/paid out (in shares)	33